Investment in Affiliates (Tables)	6 Months Ended
Jun. 30, 2018
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data

	June 30, 2018	December 31, 2017
Navios Midstream Balance Sheet
Cash and cash equivalents, including restricted cash	$21,731	$37,086
Current assets	$39,070	$62,551
Non-current assets	$380,752	$393,996
Current liabilities	$5,584	$4,977
Long-term debt including current portion, net of deferred finance costs and discount	$196,173	$196,514
Non-current liabilities	$195,491	$195,839

Summarized Financial Information - Income Statement Data

	Three month period ended June 30, 2018	Three month period ended June 30, 2017
Navios Midstream Income Statement
Revenue	$20,790	$18,510
Net income	$4,286	$1,960

	Six month period ended June 30, 2018	Six month period ended June 30, 2017
Navios Midstream Income Statement
Revenue	$40,569	$39,610
Net (loss)/ income	$(25,282)	$6,462